Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of financial assets and liabilities
The financial instruments denominated in major foreign currencies as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025		December 31, 2024
Classification	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	$73,001	$96	$99,212	$—
CAD	4	—	13	—
EUR	1,999	—	1,640	1,228
GBP	4,132	3,557	3,569	1,337
NZD	16	—	38	—
SEK	190	48	269	71
NOK	—	—	38	—
Total	$79,342	$3,701	$104,779	$2,636
The impact of a 5% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025		December 31, 2024
Classification	5% Increase	5% Decrease	5% Increase	5% Decrease
USD	$3,645	$(3,645)	$4,961	$(4,961)
CAD	—	—	1	(1)
EUR	100	(100)	21	(21)
GBP	29	(29)	112	(112)
NZD	1	(1)	2	(2)
SEK	7	(7)	10	(10)
NOK	—	—	2	(2)
Total	$3,782	$(3,782)	$5,109	$(5,109)

Schedule of liquidity risks
The liquidity risk as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$21,663	$21,663	$—	$—	$—	$—	$21,663
Lease liabilities (1)	4,753	278	1,176	1,554	2,097	—	5,105
Current portion of borrowings with related party (1)	34,846	—	38,049	—	—	—	38,049
Total	$61,262	$21,941	$39,225	$1,554	$2,097	$—	$64,817
(1)The contractual cash flows include interest payments.

	December 31, 2024
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$14,990	$12,890	$2,100	$—	$—	$—	$14,990
Lease liabilities (1)	4,672	266	1,025	1,215	2,500	232	5,238
Long-term borrowings with related party (1)	34,014	—	—	37,140	—	—	37,140
Total	$53,676	$13,156	$3,125	$38,355	$2,500	$232	$57,368
(1)The contractual cash flows include interest payments.